Short-Term Bank Deposits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Short-Term Bank Deposits (Details) [Line Items]
Deposited amount	$ 5,000
Short term deposits period	1 year
Interest at annual rate	3.39%
Eco Wave Power Ltd [Member]
Short-Term Bank Deposits (Details) [Line Items]
Interest at annual rate	4.60%